Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Mar. 31, 2017 USD ($)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 3,850,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	2,100,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	(3,850,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	(2,100,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	$ 0